Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented Information
Schedule of segmented information

			Exploration		Refining and		Corporate and
For the years ended December 31	Oil Sands		and Production		Marketing		Eliminations		Total
($ millions)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Revenues and Other Income
Gross revenues	18 569	21 905	2 689	4 331	30 959	36 622	(11)	49	52 206	62 907
Intersegment revenues	7 466	8 526	-	-	109	106	(7 575)	(8 632)	-	-
Less: Royalties	(2 623)	(3 963)	(491)	(608)	-	-	-	-	(3 114)	(4 571)
Operating revenues, net of royalties	23 412	26 468	2 198	3 723	31 068	36 728	(7 586)	(8 583)	49 092	58 336
Other income (loss)	1 469	(53)	10	164	224	(60)	(49)	80	1 654	131
	24 881	26 415	2 208	3 887	31 292	36 668	(7 635)	(8 503)	50 746	58 467
Expenses
Purchases of crude oil and products	1 935	2 050	-	-	23 867	27 261	(7 587)	(8 536)	18 215	20 775
Operating, selling and general	9 329	9 152	475	490	2 558	2 427	1 021	738	13 383	12 807
Transportation and distribution	1 213	1 210	76	101	521	396	(35)	(36)	1 775	1 671
Depreciation, depletion, amortization and impairment	4 902	7 927	483	(105)	934	844	116	120	6 435	8 786
Exploration	60	37	14	19	-	-	-	-	74	56
(Gain) loss on disposal of assets	(39)	(7)	(600)	66	(28)	(11)	(325)	(3)	(992)	45
Financing expenses	670	413	69	95	57	57	471	1 446	1 267	2 011
	18 070	20 782	517	666	27 909	30 974	(6 339)	(6 271)	40 157	46 151
Earnings (Loss) before Income Taxes	6 811	5 633	1 691	3 221	3 383	5 694	(1 296)	(2 232)	10 589	12 316
Income Tax Expense (Recovery)
Current	-	-	-	-	-	-	-	-	1 734	4 229
Deferred	-	-	-	-	-	-	-	-	560	(990)
	-	-	-	-	-	-	-	-	2 294	3 239
Net Earnings	-	-	-	-	-	-	-	-	8 295	9 077
Capital and Exploration Expenditures(1)	4 096	3 540	668	443	1 002	816	62	188	5 828	4 987
(1)	Excludes capital expenditures related to assets previously held for sale of $108 million for the year ended December 31, 2023 (2022 - $133 million).

Schedule of disaggregation of revenue from contracts with customers and intersegment revenue

The company’s revenues are from the following major commodities and geographical regions:

For the years ended December 31	2023			2022
($ millions)	North America	International	Total	North America	International	Total
Oil Sands
Synthetic crude oil and diesel	18 817	-	18 817	22 539	-	22 539
Bitumen	7 218	-	7 218	7 892	-	7 892
	26 035	-	26 035	30 431	-	30 431
Exploration and Production
Crude oil and natural gas liquids	1 689	994	2 683	2 464	1 834	4 298
Natural gas	-	6	6	-	33	33
	1 689	1 000	2 689	2 464	1 867	4 331
Refining and Marketing
Gasoline	13 106	-	13 106	14 540	-	14 540
Distillate	15 283	-	15 283	18 663	-	18 663
Other	2 679	-	2 679	3 525	-	3 525
	31 068	-	31 068	36 728	-	36 728
Corporate and Eliminations
	(7 586)	-	(7 586)	(8 583)	-	(8 583)
Total Gross Revenue from Contracts with Customers	51 206	1 000	52 206	61 040	1 867	62 907

Schedule of operating revenues and non-current assets by geographic area

Operating Revenues, net of Royalties

($ millions)	2023	2022

Canada	41 948	49 169
United States	6 447	7 544
Other foreign	697	1 623
	49 092	58 336

Non-Current Assets(1)

	December 31	December 31
($ millions)	2023	2022

Canada	71 438	66 346
United States	2 624	2 629
Other foreign	584	1 026
	74 646	70 001
(1)	Excludes deferred income tax assets.